Acquisitions / Business Combinations (Details 7) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
BeyondOrganicMember
Purchase price assets and liabilities acquired	$ 3,100
Goodwill [Member] | BeyondOrganicMember
Purchase price assets and liabilities acquired	300
Trademarks [Member] | BeyondOrganicMember
Purchase price assets and liabilities acquired	300
Customer Related Intangible [Member] | BeyondOrganicMember
Purchase price assets and liabilities acquired	1,300
Distributor Organization [Member] | BeyondOrganicMember
Purchase price assets and liabilities acquired	1,400
BeyondOrganicMember | Accrued Expenses [Member]
Purchase price assets and liabilities acquired	$ (200)